Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Jun. 29, 2013	Jun. 30, 2012
Assets
Cash and equivalents	$ 400	$ 235
Trade accounts receivable, less allowances of $2 in 2013 and $11 in 2012	219	248
Inventories
Finished goods	207	196
Work in process	15	17
Materials and supplies	91	75
Inventories	313	288
Current deferred income taxes	71	114
Income tax receivable	18	52
Other current assets	85	65
Total current assets	1,106	1,002
Property
Land	25	25
Buildings and improvements	790	756
Machinery and equipment	1,095	1,137
Construction in progress	93	174
Property, Plant and Equipment, Gross, Total	2,003	2,092
Accumulated depreciation	1,185	1,245
Property, net	818	847
Trademarks and other identifiable intangibles, net	121	132
Goodwill	348	348
Deferred income taxes	20	36
Other noncurrent assets	21	80
Noncurrent assets held for disposal	0	5
Total assets	2,434	2,450
Liabilities and Equity
Accounts payable	295	359
Payroll and employee benefits	110	127
Advertising and promotion	124	116
Other accrued liabilities	123	226
Current maturities of long-term debt	19	5
Total current liabilities	671	833
Long-term debt	932	939
Pension obligation	119	166
Other liabilities	228	277
Equity
Common stock: (authorized 1,200,000,000 shares; $0.01 par value) Issued and outstanding - 123,247,815 shares in 2013 and 120,644,345 shares in 2012	1	1
Capital surplus	200	144
Retained earnings	477	295
Unearned stock of ESOP	(53)	(61)
Accumulated other comprehensive income (loss)	(141)	(144)
Total Equity	484	235
Liabilities and Equity, Total	$ 2,434	$ 2,450